Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Vanguard Advice Select Dividend Growth FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Whitehall Funds has approved amending the investment strategy for Vanguard Advice Select Dividend Growth Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These securities typically (but not always) will be large-cap, undervalued relative to the market, and will show potential for increasing dividends. The Fund seeks to invest broadly across industry sectors. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend growth stocks. For purposes of the 80% policy, a dividend growth stock is a stock that has paid a dividend within the past five years.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.Vanguard Advice Select Global Value FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Whitehall Funds has approved amending the investment strategy for Vanguard Advice Select Global Value Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing mainly in common stocks of companies located in different countries throughout the world that are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor believes are trading at prices that are below average in relation to measures such as earnings and book value. The Fund invests in large-, mid-, and small-capitalization companies and is expected to diversify its assets in countries across developed and emerging markets.Under normal circumstances, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes, in value stocks.For purposes of the 80% policy, a value stock is a stock that is included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index.Vanguard Advice Select International Growth FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Whitehall Funds has approved amending the investment strategy for Vanguard Advice Select International Growth Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing predominantly in the stocks of companies located outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes, in growth stocks. For purposes of the 80% policy, a growth stock is a stock that is included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index.The Fund is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Fund’s advisors evaluate foreign markets around the world and choose a select group of large-, mid-, and small-capitalization companies considered to have above-average growth potential.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.Vanguard International Dividend Growth FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Whitehall Funds has approved amending the investment strategy for Vanguard International Dividend Growth Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing primarily in stocks that tend to offer current dividends and are predominantly located in developed markets outside of the United States. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically (but not always) will be large-cap, undervalued relative to the market, and will show potential for increasing dividends. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend growth stocks.For purposes of the 80% policy, a dividend growth stock is a stock that has paid a dividend within the past five years.Vanguard Mid-Cap Growth FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Whitehall Funds has approved amending the investment strategy for Vanguard Mid-Cap Growth Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap growth securities. For purposes of the 80% policy, mid-cap growth securities are equity securities that (i) have market caps within the range of the smallest market cap company in the Russell Mid Cap Growth Index to the greater of either the largest market cap company in the Russell Mid Cap Growth Index or the 100th largest market cap company in the U.S. market as defined by the Russell 3000 Index and (ii) are included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index. In selecting investments, the advisor invests in those mid-cap growth securities that it believes have the best prospects for future growth.Vanguard Selected Value FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Whitehall Funds has approved amending the investment strategy for Vanguard Selected Value Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing mainly in the stocks of mid-size U.S. companies considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that the advisor believes are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields.Under normal circumstances, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes, in value stocks.For purposes of the 80% policy, a value stock is a stock that is included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.Although the Fund mainly invests in U.S. stocks, it reserves the right to invest up to 25% of its assets in foreign securities, which may include depositary receipts. Foreign securities may be traded on U.S. or foreign markets.